Note 2 - Significant Accounting Policies - Changes in Accounting Policy (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Property, plant, and equipment	$ 2,486	$ 2,951		$ 1,205	$ 1,915
Adjustment to opening retained earnings as at April 1, 2019	$ (40,773)	$ (35,659)		$ (34,062)	$ (22,579)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Statement Line Items [Line Items]
Property, plant, and equipment			$ 1,586
Lease liability – current			(587)
Lease liability – non-current			(979)
Adjustment to opening retained earnings as at April 1, 2019			$ 20